Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Assets:
Short-term investments	¥ 297,571	$ 41,006	¥ 61,312
Available-for-sale debt securities	7,755		46,782
Fair Value, Measurements, Recurring
Assets:
Available-for-sale debt securities	7,755		46,782
Total assets	298,072		100,715
Fair Value, Measurements, Recurring | Wealth Management Products Issued By Banks
Assets:
Short-term investments	231,247		51,935
Fair Value, Measurements, Recurring | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	59,070		1,998
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities	0		0
Total assets	59,070		1,998
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	59,070		1,998
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities	0		0
Total assets	231,247		51,935
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	231,247		51,935
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	7,755		46,782
Total assets	7,755		46,782
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	¥ 0		¥ 0